Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 6,803,302		¥ 6,526,863		$ 982,738
Cash and bank balances	7,531,723		5,915,916	¥ 5,544,376	1,087,959	$ 854,555	¥ 4,451,489
Total assets	31,958,501		27,048,094	25,757,618	4,616,412
Non-current liabilities	(983,607)		(1,518,024)		(142,082)
Total liabilities	(19,062,882)		(14,748,529)	(13,581,993)	(2,753,637)
Investment in joint ventures	351,773		338,579	237,229	50,814
Revenue	24,661,772	$ 3,562,398	19,133,575	18,046,349
Depreciation and amortization	(712,367)	(102,902)	(714,830)	(665,065)
Income tax expense	(329,682)	(47,623)	(128,798)	(148,496)
Profit/(loss) for the year, representing total comprehensive income for the year	813,584	117,522	510,201	454,874
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	111,068	$ 16,044	101,553	¥ 62,083
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Non-current assets	539,207		615,724
Cash and bank balances	104,775		63,381
Others	637,160		443,449
Total assets	1,281,142		1,122,554
Non-current liabilities	(143,292)		(185,872)
Current liabilities	(1,027,896)		(840,925)
Total liabilities	¥ (1,171,188)		¥ (1,026,797)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 49,479		¥ 43,091
Unrealized profit on transactions with joint venture	(12,363)		(8,219)
Investment in joint ventures	37,116		34,872		5,362
Revenue	1,840,027		1,492,662	¥ 1,562,179
Depreciation and amortization	(69,628)		(73,861)	(63,648)
Interest (expense)/income, net	(21,544)		(20,545)	(22,508)
Profit/(loss) for the year, representing total comprehensive income for the year	14,148		12,587	(6)
Group's share of results	6,366		5,664	(3)
Unrealized profit on transactions with joint venture	(2,357)		10,016	(4,016)
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	4,009	$ 579	15,680	(4,019)
Net assets/(liabilities)	109,954		95,757
Y & C Engine Co., Ltd. [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	37,116		34,872
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	4,009		15,680	¥ (4,019)
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	88,162		80,622
Cash and bank balances	580,501		610,900
Others	385,677		253,523
Total assets	1,054,340		945,045
Non-current liabilities	(3,491)		(5,101)
Current liabilities	(459,815)		(360,026)
Total liabilities	¥ (463,306)		¥ (365,127)
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 295,517		¥ 289,959
Unrealized profit on transactions with joint venture	(1,996)		(3,118)
Investment in joint ventures	293,521		286,841		42,399
Revenue	1,330,067		973,322	¥ 708,432
Depreciation and amortization	(14,658)		(9,471)	(8,682)
Interest (expense)/income, net	8,468		10,570	6,762
Income tax expense	(70,115)		(57,484)	(34,767)
Profit/(loss) for the year, representing total comprehensive income for the year	211,117		173,606	150,030
Group's share of results	105,558		86,803	75,015
Unrealized profit on transactions with joint venture	(2,769)		(299)	(288)
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	102,789	$ 14,848	86,504	74,727
Net assets/(liabilities)	591,034		579,918
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	293,521		286,841
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	102,789		86,504	¥ 74,727
Purem [member]
Disclosure of joint ventures [line items]
Non-current assets	35,918		42,707
Cash and bank balances	53,642		40,084
Others	36,032		29,891
Total assets	125,592		112,682
Current liabilities	(82,466)		(78,282)
Total liabilities	¥ (82,466)		¥ (78,282)
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of net assets	¥ 21,131		¥ 16,856
Revenue	108,666		78,569	¥ 79,119
Depreciation and amortization	(6,096)		(7,198)	(7,557)
Interest (expense)/income, net	87		47	36
Profit/(loss) for the year, representing total comprehensive income for the year	8,725		2,014	(9,201)
Group's share of results	4,275		987	(4,508)
Net assets/(liabilities)	43,126		34,400
Purem [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	21,131		16,856
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	4,275		987	(4,508)
Total for Significant Joint Ventures [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures			338,569
Total for Significant Joint Ventures [Member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures			10
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	663,287		739,053		95,812
Cash and bank balances	738,918		714,365		106,737
Others	1,058,869		726,863		152,954
Total assets	2,461,074		2,180,281		355,503
Non-current liabilities	(146,783)		(190,973)		(21,203)
Current liabilities	(1,570,177)		(1,279,233)		(226,812)
Total liabilities	(1,716,960)		(1,470,206)		(248,015)
Investment in joint ventures	351,773		338,579		50,814
Revenue	3,278,760	$ 473,618	2,544,553	2,349,730
Depreciation and amortization	(90,382)	(13,056)	(90,530)	(79,887)
Interest (expense)/income, net	(12,989)	(1,876)	(9,928)	(15,710)
Income tax expense	(70,115)	(10,128)	(57,484)	(34,767)
Profit/(loss) for the year, representing total comprehensive income for the year	233,990	33,800	188,207	140,823
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	111,068	16,044	101,553	62,083
Net assets/(liabilities)	744,114		710,075		107,488
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	351,768				50,813
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	111,073	16,045	103,171	66,200
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	5				$ 1
Group's share of results of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	¥ (5)	$ (1)	¥ (1,618)	¥ (4,117)